THRIVENT MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota 55415

October 4, 2004

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC 20549

RE: THRIVENT MUTUAL FUNDS
    1933 Act File No. 333-113514
    1940 Act File No. 811-5075

Dear Ladies and Gentlemen:

Enclosed herewith for filing is Post-Effective Amendment No. 1 to the registration statement on Form N-14 of Thrivent Mutual Funds (the "Registrant"). The Amendment is being filed for the sole purpose of filing the opinions of counsel as to tax matters and consequences to shareholders.

Registrant previously filed this amendment on September 2, 2004, but the submission header with that filing incorrectly identified the file number as the file number for Registrant's registration on Form N-1A (file number 33-12911) (see accession number 0000811869-04-000078). As a result, Registrant is filing the amendment again with the correct submission header for the registration statement on Form N-14.

If you have any questions about this filing, please contact me at (612) 340-7005.

Sincerely,

/s/ John C. Bjork
John C. Bjork
Assistant Secretary and Senior Counsel